Share capital (Details)													2 Months Ended	3 Months Ended			12 Months Ended
	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 20, 2026 USD ($)	Mar. 20, 2026 CAD ($)	Mar. 28, 2025 USD ($)	Mar. 28, 2025 CAD ($)	Mar. 25, 2025 USD ($) shares	Mar. 06, 2025 USD ($)	Mar. 06, 2025 CAD ($)	Feb. 26, 2025 USD ($) shares	Feb. 07, 2025 USD ($) shares	Jan. 20, 2025 USD ($)	Jan. 20, 2025 CAD ($)	Nov. 30, 2025 USD ($)	Mar. 31, 2026 USD ($) vote $ / shares shares	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2025 $ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)	Mar. 31, 2026 $ / shares	Dec. 31, 2025 USD ($)	May 05, 2025 USD ($)
Share capital (Details) [Line Items]
Multiple voting shares | shares														276,660
Number of vote per Share (in vote) | vote														(1)
Convertible debentures amount converted (in Dollars)	$ (81,090)					$ (1,188)			$ (21,178)	$ (27,845)				$ (81,090)							$ (81,079)
Notes and debentures issued (in Dollars)	$ 16,345,974													16,345,974						$ 6,058,294
Proceeds from convertible debentures (in Dollars)		$ 2,733,109	$ 3,750,000	$ 1,683,352	$ 2,420,000		$ 69,890	$ 100,000			$ 1,032,744	$ 1,480,000	$ 5,000,000	2,000,000			$ 702,700	$ 1,000,000
Settled an aggregate amount (in Dollars)														$ 839,896
Total shares issued | shares														300,000
Bonus accrual (in Dollars)														$ 645,570
Incurred a net gain on settlement of debt (in Dollars)														$ 35,802
Shares issued | shares														1,536,341
Share capital (in Dollars)														$ 5,395,700
Gross proceeds (in Dollars)														$ 68,980
Commission percentage														2.50%
Warrants issued in connection with convertible debentures | shares														1,249,984
ATM Agreement [Member]
Share capital (Details) [Line Items]
Gross proceeds (in Dollars)														$ 5,553,296
Cash commission (in Dollars)														138,832
Trading expenses (in Dollars)														18,764
Net cash upon control of subsidiary (in Dollars)														$ 157,596
January 2025 Debentures [Member]
Share capital (Details) [Line Items]
Warrants issued | shares															152,577
March 6, 2025 Debentures [Member]
Share capital (Details) [Line Items]
Warrants were expired shares | shares															10,309
March 28, 2025 Debentures [Member]
Share capital (Details) [Line Items]
Warrants issued | shares															183,920
March 2026 Debentures [Member]
Share capital (Details) [Line Items]
Warrants issued | shares														1,249,984
March 6, 2025 December 2024 Debentures [Member]
Share capital (Details) [Line Items]
Warrants issued | shares															346,806
Bottom of range [member]
Share capital (Details) [Line Items]
Share options exchange, exercise price | $ / shares															$ 8.56
Top of range [member]
Share capital (Details) [Line Items]
Share options exchange, exercise price | $ / shares															$ 11.32
Restricted Stock Units [Member]
Share capital (Details) [Line Items]
Share options exercised | shares														96,000
Warrants [Member]
Share capital (Details) [Line Items]
Warrants expired unexercised | shares															30,770
Class B Subordinate Voting Shares [Member]
Share capital (Details) [Line Items]
Debentures converted to subordinate shares | shares						25,257			221,237	152,577
Convertible debentures amount converted (in Dollars)						$ 100,000
Issuing shares | shares														370,457
Issued share of settle debts, amount (in Dollars)														$ 680,157
Class B Subordinate Voting Shares [Member] | Bottom of range [member]
Share capital (Details) [Line Items]
Shares price per shares | $ / shares	$ 2.27													$ 2.27
Class B Subordinate Voting Shares [Member] | Top of range [member]
Share capital (Details) [Line Items]
Shares price per shares | $ / shares																			$ 3.11
Class B Subordinate Voting Shares [Member] | Restricted Stock Units [Member]
Share capital (Details) [Line Items]
Convertible debentures amount converted (in Dollars)	$ 1,458,141													$ 1,458,141
Share options exercised | shares														44,415
Class B Subordinate Voting Shares [Member] | Share Capital [Member]
Share capital (Details) [Line Items]
Debentures converted to subordinate shares | shares														373,814
Convertible debentures amount converted (in Dollars)	$ 2,463,902													$ 2,463,902
Class B Common Stock [Member]
Share capital (Details) [Line Items]
Debentures converted to subordinate shares | shares	16,748
Convertible debentures amount converted (in Dollars)	$ 88,978													$ 88,978
Notes and debentures issued (in Dollars)						$ 31,188
Share based payments | shares															12,500
Share options exercised | shares															12,500
Proceeds from convertible debentures (in Dollars)															$ 45,887
Class B Common Stock [Member] | Bottom of range [member]
Share capital (Details) [Line Items]
Share options exchange, exercise price | $ / shares																$ 5.25
Class B Common Stock [Member] | Share Capital [Member]
Share capital (Details) [Line Items]
Share based payments (in Dollars)															$ 70,591